INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2023
INTERIM FINANCIAL DATA [Abstract]
INTERIM FINANCIAL DATA	INTERIM FINANCIAL DATA
The unaudited condensed interim financial statements of SFL Corporation Ltd. (“SFL” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary in order to make the interim financial statements not misleading, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying unaudited condensed interim financial statements do not include all of the disclosures required in annual consolidated financial statements and should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2022, which was filed with the SEC on March 16, 2023. The results of operations for the interim period ended June 30, 2023 are not necessarily indicative of the results for the entire year ending December 31, 2023.

Basis of accounting

The condensed consolidated financial statements are prepared in accordance with U.S. GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which the Company is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022.

Recently Issued Accounting Standards

The following is a brief discussion of a selection of recently released accounting pronouncements that are considered pertinent to the Company's business and are not yet adopted.

In March 2023, the Financial Accounting Standards Board ("FASB") issued ASU No. 2023-01, Leases (Topic 842): Common Control Arrangements. This ASU amends certain provisions of ASC 842, Leases that apply to arrangements between related parties under common control thereby requiring leasehold improvements associated with common control leases to be amortized over the useful life to the common control group. The amendments are effective for the Company beginning after December 15, 2023, with early adoption permitted. As of period ended June 30, 2023, the Company does not expect the changes prescribed in ASU 2023-01 to have a material impact on its consolidated financial position, results of operations or cash flows, however, we will re-evaluate the amendments based on the facts and circumstances of the Company at the time of implementation of the guidance.
Recently Adopted Accounting Standards

In March 2020, the FASB issued ASU No. 2020-04, "Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting" ("ASU 2020-04"). Accounting Standards Codification (“ASC”) 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates. Under ASC 848, companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU No. 2021-01 "Reference Rate Reform (Topic 848): Scope" ("ASU 2021-01"), which clarified the scope of Topic 848 in relation to derivative instruments and contract modifications. The amendments in these updates are elective and are subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In December 2022, the FASB issued ASU No. 2022-06 "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). The amendments in this ASU extend the period of time preparers can utilize the reference rate reform relief guidance in Topic 848. To ensure the relief in Topic 848 covers the period of time during which a significant number of modifications may take place, the ASU defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. During the six months ended June 30, 2023, some of the floating rate debt facilities and interest rate swaps contracts of the Company were amended to transition from LIBOR as a benchmark rate to Secured Overnight Financing Rate (“SOFR”). The Company has applied the practical expedients and exceptions provided by the ASUs above in order to preserve the presentation of derivatives consistent with past presentation and as of period ended June 30, 2023, the Company has not recorded any material impact on the Company's consolidated financial statements as a result of these amendments.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management of the Company believes that the accounting estimates and assumptions that have been made are appropriate given the continuing market volatility surrounding the impacts of the Russian-Ukrainian conflict and significant global inflationary pressures. However actual results could differ materially from those estimates.